Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following as of September 30, 2025 and December 31, 2024:

	September 30,	December 31,
	2025	2024
	(Successor)	(Successor)
Laboratory equipment	$2,507,839	$2,507,839
Computers	38,323	38,323
Furniture	8,429	8,429
Total cost	2,554,591	2,554,591
Less: accumulated depreciation	(2,241,139)	(2,026,070)
Property and equipment, net	$313,452	$528,521

Property and equipment, net, consisted of the following as of December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
	(Successor)	(Predecessor)
Laboratory equipment	$2,507,839	$2,507,839
Computers	38,323	38,323
Furniture	8,429	8,429
Total cost	2,554,591	2,554,591
Less: accumulated depreciation	(2,026,070)	(1,587,889)
Property and equipment, net	$528,521	$966,702